Financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial investments
Summary of the carrying value of investments measured at equity method and summarizes the combined financial information

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	274,926,779	156,369,105	22,024,128
Financial investments	2,952,624,941	5,313,961,988	748,455,892
Prepaid expenses and other current assets, net	454,270,439	466,272,257	65,673,074
Long-term investments	416,823,932	527,245,707	74,261,005
Other non-current assets	1,845,308,140	1,560,057,412	219,729,491
Total assets	5,943,954,231	8,023,906,469	1,130,143,590
Liabilities:
Short-term borrowings	38,711,000	—	—
Accrued expenses and other current liabilities	2,772,708,125	4,406,921,935	620,701,973
Long-term borrowings	926,420,194	1,014,200,000	142,847,082
Other non-current liabilities	1,376,249	1,258,733	177,289
Total liabilities	3,739,215,568	5,422,380,668	763,726,344

	Year ended
	December 31,	Year ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Net revenues	336,391,921	383,611,655	54,030,572
Net (loss) income	(170,276,127)	193,845,592	27,302,581

Summary of investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Opening balance	—	60,940,250	8,583,255
Contribution	69,646,000	18,747,966	2,640,596
Impairment	(8,874,750)	—	—
Exchange differences	169,000	1,173,660	165,307
Ending Balance	60,940,250	80,861,876	11,389,158

Summary of investments in VC funds in the form of partnership measured at fair value

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Opening balance	—	10,713,953	1,509,029
Contribution	20,893,800	—	—
Switch in	—	13,968,313	1,967,396
Switch out	—	(14,342,134)	(2,020,047)
Fair value adjustment	(9,525,822)	6,497,518	915,156
Exchange differences	(654,025)	389,979	54,927
Ending Balance	10,713,953	17,227,629	2,426,461

Schedule of available-for-sale securities reconciliation

	Fair value		Total unrealized gains	Total	Fair value	Amortized cost
	As of December 31,	Additions	(losses) accumulated in	realized	As of December 31,	As of December 31,
	2022	during the year	other comprehensive income	gains	2023	2023
	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	—	55,401,446	(62,795)	842,431	56,181,082	56,243,877
Wealth management products with no fixed term	—	350,000,000	537,587	—	350,537,587	350,000,000
Total	—	405,401,446	474,792	842,431	406,718,669	406,243,877

			Total unrealized
	Fair value		gains (losses) accumulated		Fair value	Amortized cost
	As of December 31,	Additions	in other comprehensive	Total realized	As of December 31,	As of December 31,
	2022	during the year	income	gains	2023	2023
	US$	US$	US$	US$	US$	US$
US Treasury securities with original maturities over three months	—	7,803,130	(8,844)	118,654	7,912,940	7,921,784
Wealth management products with no fixed term	—	49,296,469	75,718	—	49,372,187	49,296,469
Total	—	57,099,599	66,874	118,654	57,285,127	57,218,253

VC funds
Financial investments
Summary of the carrying value of investments measured at equity method and summarizes the combined financial information

		As of
		December 31,	As of December 31,
	Ownership	2022	2023	2023
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	94,890,623	78,586,955	11,068,741
Investment in IOSG Fund II LP	3.00%	26,075,024	24,803,120	3,493,446
Total		120,965,647	103,390,075	14,562,187

	As of September 30,	As of September 30,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	357,201,450	207,486,569	29,223,872
Investments	2,128,097,512	1,956,499,315	275,567,165
Other current or non-current assets	3,875,916	4,315,717	607,856
Total assets	2,489,174,878	2,168,301,601	305,398,893
Liabilities:
Payable and accruals	1,701,215	2,001,575	281,916
Investment payable	2,461,245	—	—
Total liabilities	4,162,460	2,001,575	281,916

	Nine months ended
	September 30,	Nine months ended September 30,
	2022	2023	2023
	RMB	RMB	US$
Net investment income	24,930,729	(24,856,047)	(3,500,901)
Net realized gain on investments	84,080,855	14,582,478	2,053,899
Net unrealized gain (loss) on investments	(1,520,805,915)	(50,420,352)	(7,101,558)
Net income (loss)	(1,162,642,437)	(40,043,826)	(5,640,055)